Note 4 - Investment and Equity Securities - Sales of Available for Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Proceeds from sales	$ 0	$ 12,324
Gross realized gains	0	227
Gross realized losses	$ 0	$ (33)